Disclosure of detailed information about Loss per Share (Details) - shares	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017
Statements [Line Items]
Weighted average number of common shares used in the calculation of basic loss per share	275,760,316	215,152,381	187,869,637
Diluted impact of convertible note payable	0	0	0
Diluted impact of convertible redeemable preferred shares	0	0	0
Diluted impact of warrants	0	0	0
Diluted impact of stock options	0	0	0
Weighted average number of common shares used in the calculation of diluted loss per share	275,760,316	215,152,381	187,869,637